Earnings Per Share Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Summary of Basic and Diluted EPS

	Fiscal
	2017	2016	2015
Net loss from continuing operations attributable to controlling interest	$(121.1)	$(45.8)	$(299.3)
Net income (loss) from discontinued operations attributable to controlling interest	227.1	(153.0)	(257.5)
Net income (loss) attributable to controlling interest	$106.0	$(198.8)	$(556.8)

Weighted-average common shares outstanding - basic and diluted	199,990	198,374	198,142

Net income (loss) per common share attributable to controlling interest:
Basic loss from continuing operations	$(0.61)	$(0.23)	$(1.51)
Basic income (loss) from discontinued operations	1.14	(0.77)	(1.30)
Basic	$0.53	$(1.00)	$(2.81)

Diluted loss from continuing operations	$(0.61)	$(0.23)	$(1.51)
Diluted income (loss) from discontinued operations	1.14	(0.77)	(1.30)
Diluted	$0.53	$(1.00)	$(2.81)